Note 5 - Credit Assets, Net of Allowance for Credit Losses - Expected Credit Loss Sensitivity (Details) - Loans [member] - Provision for credit commitments [member] - CAD ($) $ in Thousands	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 4,958	$ 3,303	$ 2,402
Upside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	4,349
Provision (recovery) from reported ECL	$ (609)
Variance from reported ECL (%)	(12.00%)
Baseline, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 4,549
Provision (recovery) from reported ECL	$ (409)
Variance from reported ECL (%)	(8.00%)
Downside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 5,184
Provision (recovery) from reported ECL	$ 226
Variance from reported ECL (%)	5.00%